Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A of  Cash Management Fund Institutional, Cash Reserves Fund Institutional, DWS Equity 500 Index Fund, DWS EAFE® Equity Index Fund and DWS U.S. Bond Index Fund (the “Funds”), each a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 33-34079 and 811-06071)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2010. No fees are required in connection with this filing.

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information, filed with the Commission on April 30, 2009 in Post-Effective Amendment No. 78 for the Funds.

In addition, DWS has reorganized the Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for the applicable fund; and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure.  Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies.  Investment policy changes have been marked and are reflected in the Part I of the SAI.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes & Gray